Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Group's Restricted Shares Movement

The following table summarized the Group's restricted shares movement during the six months ended June 30, 2022 and 2023:

	2023	2022
	Number of unvested restricted shares	Number of unvested restricted shares
Outstanding as of January 1,	496,752	1,009,724
Vested	(496,752)	(512,972)
Outstanding as of June 30,	—	496,752

Summary of Company's Share Options

The following table discloses movements of the Company's share options under the 2016 Plan held by grantees during the six months ended June 30, 2022 and 2023:

	2023		2022
	Number of	Weighted-average	Number of	Weighted-average
	Options	exercise price	Options	exercise price
		US$		US$
Outstanding at January 1,	135,979,705	0.217	155,059,183	0.203
Granted	42,127,240	0.718	2,250,000	0.310
Exercised	(661,875)	0.125	(6,973,958)	0.022
Forfeited	(143,750)	0.218	(15,568,541)	0.222
Outstanding at June 30,	177,301,320	0.337	134,766,684	0.212
Outstanding at June 30, 2023 as converted	12,708,781
Exercisable at the end of the period	92,731,191		58,381,043
Exerciseable at the end of June 30, 2023 as converted	6,646,879

Summary of Share-Based Payment Transactions	The key inputs for the share options granted during the periods were as follows:

	For the six months ended June 30,
	2023	2022
Grant date option fair value per share	US$0.502	US$0.152
Exercise price	US$0.717	US$0.310
Expected volatility (note i)	73%	75%
Expected life	6.078 years	6.078 years
Risk-free rate	3.98%	3.03%
Expected dividend yield	0%	0%